ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Components of Accounts Receivable	Components of accounts receivable are as follows:

	December 31,
	2022	2021
Hotel	$250	$204
Other	13	43

	$263	$247

Movement in Allowances for Credit Losses
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2022	2021	2020
Balance at beginning of year	$—	$976	$965
Provision for credit losses	—	—	6
Write-offs	—	(970)	—
Effect of exchange rate	—	(6)	5

Balance at end of year	$—	$—	$976